Pension and Other Post-retirement Benefits - Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 30, 2016	Oct. 25, 2015	Oct. 26, 2014
Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	3.94%	4.50%
Rate of future compensation increase (as a percent)	3.96%	3.92%
Weighted-average assumptions used to determine net periodic benefit costs
Discount rate (as a percent)	4.50%	4.31%	4.89%
Rate of future compensation increase (as a percent)	3.92%	3.94%	3.91%
Expected long-term return on plan assets (as a percent)	7.60%	7.70%	7.80%
Effect of one-percentage-point change
Effect of one-percentage-point increase in discount rate on expense	$ (14,259)
Effect of one-percentage-point decrease in discount rate on expense	16,745
Effect of one-percentage-point increase in discount rate on benefit obligation	(181,910)
Effect of one-percentage-point decrease in discount rate on benefit obligation	230,150
Effect of one-percentage-point increase in expected long-term rate of return on plan assets	(12,125)
Effect of one-percentage-point decrease in expected long-term rate of return on plan assets	12,125
Effect of one-percentage-point increase in rate of future compensation increase on expense	2,577
Effect of one-percentage-point decrease in rate of future compensation increase on expense	(2,263)
Effect of one-percentage-point increase in rate of future compensation increase on benefit obligation	1,421
Effect of one-percentage-point decrease in rate of future compensation increase on benefit obligation	$ (1,332)
Post-retirement Benefits
Weighted-average assumptions used to determine net periodic benefit costs
Increase in per capita cost of covered health care benefits assumed for next fiscal year (as a percent)	8.00%
Expected ultimate pre-Medicare and post-Medicare rate (as a percent)	5.00%
Year that reaches the ultimate trend rate	2022
Effect of one-percentage-point change
Effect of one-percentage-point increase in discount rate on expense	$ (1,011)
Effect of one-percentage-point decrease in discount rate on expense	4,710
Effect of one-percentage-point increase in discount rate on benefit obligation	(31,075)
Effect of one-percentage-point decrease in discount rate on benefit obligation	37,551
Effect of one-percentage-point increase in health care cost trend rate on expense	1,575
Effect of one-percentage-point decrease in health care cost trend rate on expense	(1,347)
Effect of one-percentage-point increase in health care cost trend rate on benefit obligation	33,249
Effect of one-percentage-point decrease in health care cost trend rate on benefit obligation	$ (28,432)